Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 11 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31, 2022	December 31, 2021
Property and buildings	$16,676,800	$15,469,040
Machinery and equipment	1,481,983	1,594,700
Transportation vehicles	774,619	744,885
Office and electronic equipment	159,069	155,685
Leasehold improvement	43,519	-
Subtotal	19,135,990	17,964,310
Construction in progress (“CIP”)	-	2,584,252
Less: accumulated depreciation	(3,413,535)	(3,255,669)
Impairment of fixed assets	(7,000,020)	(7,585,291)
Property, plant and equipment, net	$8,722,435	$9,707,602

Given the Company’s net loss position, the Company assessed that the expected future cash flows may not cover the carrying value of the Company’s fixed asset equipment and machinery. As a result, the Company recorded an impairment of approximately $nil, $4.3 million and $2.3 million on its fixed assets for the year ended December 31, 2022, 2021 and 2020.

As of December 31, 2021, the Company’s properties with an aggregate carrying value of approximately $0.2 million (RMB 1.1 million) have been used as collateral for the Company’s short-term loans (see Note 14).

Depreciation expense was $414,841, $835,054 and $802,996 for the years ended December 31, 2022, 2021 and 2020, respectively.